UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      250350
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100     7506    12853 SH       SOLE                    12853
ARCHER DANIELS MIDLAND CO       COM             039483102     7216   271241 SH       SOLE                   271241
Amgen                           COM             031162100     8391    97110 SH       SOLE                    97110
BOEING CO                       COM             097023105     7740   109786 SH       SOLE                   109786
BIOGEN IDEC INC                 COM             09062X103     7595    54460 SH       SOLE                    54460
Bemis Co                        COM             081437105     8607   256865 SH       SOLE                   256865
Cardinal Health                 COM             14149Y108     7962   196160 SH       SOLE                   196160
COMCAST CORP NEW                COM             20030N101     9362   250951 SH       SOLE                   250951
Costco Wholesale Corp           COM             22160K105     8566    87898 SH       SOLE                    87898
CVS CAREMARK                    COM             126650100     8038   172519 SH       SOLE                   172519
Discover Financial Svcs         COM             254709108     9350   230808 SH       SOLE                   230808
Walt Disney Company             COM             254687106     8102   161415 SH       SOLE                   161415
EBAY                            COM             278642103     8802   178820 SH       SOLE                   178820
Ecolab                          COM             278865100     8156   115463 SH       SOLE                   115463
Edwards Lifesciences            COM             28176E108     6793    76425 SH       SOLE                    76425
Expedia                         COM             30212P303     9667   162330 SH       SOLE                   162330
General Dynamics                COM             369550108     8091   118147 SH       SOLE                   118147
Home Depot                      COM             437076102     9317   149462 SH       SOLE                   149462
Johnson Controls                COM             478366107     6893   260281 SH       SOLE                   260281
Masco Corp                      COM             574599106     9270   576109 SH       SOLE                   576109
MONSANTO CO NEW                 COM             61166W101     8140    92870 SH       SOLE                    92870
Marathon Petroleum              COM             56585A102     9275   169520 SH       SOLE                   169520
Merck & Co.                     COM             58933Y105     9107   199420 SH       SOLE                   199420
Regions Financial Corp          COM             7591EP100     7790  1178062 SH       SOLE                  1178062
Sysco Corp                      COM             871829107     8462   274979 SH       SOLE                   274979
Target Corp                     COM             87612E106     8798   138848 SH       SOLE                   138848
U.S. Bancorp                    COM             902973304     8123   244387 SH       SOLE                   244387
Visa                            COM             92826C839     9062    63588 SH       SOLE                    63588
Walgreen                        COM             931422109     8055   236025 SH       SOLE                   236025
WAL MART STORES INC             COM             931142103     8114   110952 SH       SOLE                   110952